Investments	12 Months Ended
Dec. 31, 2011
Investments [Abstract]
Investments
INVESTMENTS

The investments balance consists of the following:

	December 31, 2011	December 31, 2010
Nuclear plant decommissioning trust	$574	$536
Assets related to employee benefit plans, including employee savings programs, net of distributions	10	17
Land	41	41
Investment in unconsolidated affiliate	1	5
Miscellaneous other	3	3
Total investments	$629	$602

Nuclear Plant Decommissioning Trust

Investments in a trust that will be used to fund the costs to decommission the Comanche Peak nuclear generation plant are carried at fair value. Decommissioning costs are being recovered from Oncor's customers as a delivery fee surcharge over the life of the plant and deposited in the trust fund. Net gains and losses on investments in the trust fund are offset by a corresponding change in receivables from/payables due to Oncor, reflecting changes in Oncor's regulatory asset/liability. A summary of investments in the fund follows:

	December 31, 2011
	Cost (a)	Unrealized gain	Unrealized loss	Fair market value
Debt securities (b)	$231	$13	$(2)	$242
Equity securities (c)	230	121	(19)	332
Total	$461	$134	$(21)	$574

	December 31, 2010
	Cost (a)	Unrealized gain	Unrealized loss	Fair market value
Debt securities (b)	$221	$6	$(4)	$223
Equity securities (c)	213	115	(15)	313
Total	$434	$121	$(19)	$536
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(a)	Includes realized gains and losses of securities sold.

(b)
The investment objective for debt securities is to invest in a diversified tax efficient portfolio with an overall portfolio rating of AA or above as graded by S&P or Aa2 by Moody's. The debt securities are heavily weighted with municipal bonds. The debt securities had an average coupon rate of 4.38% and 4.61% and an average maturity of 6.3 years and 8.8 years as of December 31, 2011 and 2010, respectively.

(c)	The investment objective for equity securities is to invest tax efficiently and to match the performance of the S&P 500 Index.
Debt securities held as of December 31, 2011 mature as follows: $98 million in one to five years, $53 million in five to ten years and $91 million after ten years.

The following table summarizes proceeds from sales of available-for-sale securities and the related realized gains and losses from such sales.

	Year Ended December 31,
	2011	2010	2009
Realized gains	$1	$1	$1
Realized losses	$(3)	$(2)	$(6)
Proceeds from sales of securities	$2,419	$974	$3,064
Investments in securities	$(2,436)	$(990)	$(3,080)

Assets Related to Employee Benefit Plans

The majority of these assets represent cash surrender values of life insurance policies that are purchased to fund liabilities under deferred compensation plans. EFH Corp. pays the premiums and is the beneficiary of these life insurance policies.